Schedule of Investments (unaudited)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 9.7%
Black Belt Energy Gas District RB
4.00%, 12/01/24	$1,250	$1,246,757
5.00%, 05/01/53 (Put 06/01/28)	5,000	5,231,427
5.25%, 06/01/24	500	501,570
5.25%, 12/01/24	2,745	2,765,540
5.25%, 12/01/24	630	635,341
5.25%, 06/01/25	615	623,724
5.50%, 06/01/26	1,000	1,029,702
Columbia Industrial Development Board RB, 3.35%, 12/01/37 (Put 01/31/24)(a)	26,575	26,575,000
Energy Southeast A Cooperative District RB
5.50%, 11/01/26	800	827,775
5.50%, 05/01/27	1,570	1,635,802
Eutaw Industrial Development Board RB, 3.35%, 06/01/28 (Put 01/31/24)(a)	1,600	1,600,000
Southeast Alabama Gas Supply District (The) RB, 5.00%, 04/01/25	3,500	3,530,354
Southeast Energy Authority A Cooperative District RB
5.00%, 07/01/24	350	350,926
5.00%, 06/01/25	170	171,877
5.00%, 07/01/25	650	656,858
5.00%, 06/01/26	185	188,975
5.00%, 06/01/27	1,000	1,032,716
5.00%, 05/01/53 (Put 05/01/28)	10,500	10,914,175
Series B, 4.00%, 06/01/24	1,200	1,198,555
		60,717,074
Alaska — 0.1%
Borough of North Slope AK GO, 5.00%, 06/30/24	750	755,598

Arizona — 0.6%
Arizona Health Facilities Authority RB
VRDN, 4.80%, 01/01/46 (PR 11/04/25), (SIFMA Municipal Swap Index)(a)(b)	500	499,393
VRDN, 4.80%, 01/01/46 (Put 11/04/26), (SIFMA Municipal Swap Index)(a)(b)	3,100	3,077,487
		3,576,880
California — 1.1%
California Community Choice Financing Authority RB
4.00%, 02/01/24	500	500,000
4.00%, 08/01/24	350	350,255
California Pollution Control Financing Authority RB, 4.38%, 08/01/24(c)	5,000	5,000,000
State of California GO, 5.00%, 12/01/24	1,190	1,210,163
		7,060,418
Colorado — 0.8%
Colorado School of Mines RB, 5.42%, 12/01/25
(Call 06/01/25), (SIFMA Municipal Swap Index)(a)(b)	4,860	4,903,379

Connecticut — 3.9%
Connecticut State Health & Educational Facilities Authority
RB, 4.89%, 07/01/37(a)	7,500	7,500,000
State of Connecticut GO
5.00%, 08/01/25	4,575	4,711,663
5.54%, 03/01/25 , (SIFMA Municipal Swap Index)(a)(b)	4,600	4,648,952
VRDN, 5.50%, 03/01/24 , (SIFMA Municipal Swap Index)(a)(b)	5,130	5,127,052
Series C, VRDN, 4.89%, 05/15/34 (a)	2,400	2,400,000
		24,387,667
Security	Par (000)	Value

District of Columbia — 0.0%
Tender Option Bond Trust Receipts/Certificates RB, 4.60%, 10/01/53 (Put 10/01/29)(a)(c)	$220	$220,000

Florida — 0.5%
County of Martin FL RB, 4.80%, 07/01/52 (Put 01/31/24)(a)	2,500	2,500,000
County of St. Lucie FL RB, 3.30%, 09/01/28 (Put 01/31/24)(a)	550	550,000
		3,050,000
Georgia — 2.4%
Main Street Natural Gas Inc. RB
5.00%, 05/15/24	1,500	1,502,770
5.00%, 06/01/24	560	561,183
5.00%, 09/01/24	220	220,994
5.00%, 12/01/24	300	301,764
5.00%, 03/01/25	290	292,625
5.00%, 03/01/25	555	560,025
5.00%, 06/01/25	750	757,478
5.00%, 09/01/25	260	263,669
5.00%, 09/01/25	500	507,018
5.00%, 12/01/25	550	557,946
5.00%, 03/01/26	680	693,349
5.00%, 05/15/26	5,695	5,807,056
5.00%, 12/01/26	1,000	1,024,939
5.00%, 06/01/27	1,750	1,803,191
		14,854,007
Illinois — 2.1%
Illinois Finance Authority RB
3.50%, 11/01/38 (Put 01/31/24)(a)	5,000	5,000,000
VRDN, 4.54%, 01/01/37 (Put 02/01/24)(a)	2,900	2,900,000
Illinois Housing Development Authority RB, 3.50%, 10/01/54 (Put 04/01/24)
(GNMA/FNMA/FHLMC COLL)(a)	3,200	3,201,545
State of Illinois GO, 5.00%, 05/01/24	2,000	2,007,617
		13,109,162
Indiana — 4.3%
Indiana Finance Authority RB
3.75%, 05/01/28 (Put 03/01/24)(a)	8,000	8,000,000
4.50%, 05/01/34 (Put 03/01/24)	12,000	12,000,000
Class B, 4.85%, 03/01/39 (Put 03/01/26), (SIFMA Municipal Swap Index)(a)(b)	920	901,637
Tender Option Bond Trust Receipts/Certificates RB,
2.05%, 04/01/30 (Put 01/05/24)(a)(c)	6,000	6,000,000
		26,901,637
Iowa — 10.0%
Iowa Finance Authority RB
VRDN, 3.77%, 09/01/36 (a)	11,885	11,885,000
VRDN, 5.02%, 12/01/41 (Put 01/31/24)(a)(c)	29,600	29,600,000
PEFA Inc. RB, 5.00%, 09/01/49 (Put 06/01/26)	20,615	21,037,750
		62,522,750
Kansas — 1.1%
City of Burlington KS RB
Series A, VRDN, 4.02%, 09/01/35 (Put 01/31/24)(a)	4,000	4,000,000
Series B, VRDN, 4.02%, 09/01/35 (Put 01/31/24)(a)	3,000	3,000,000
		7,000,000
Kentucky — 6.2%
County of Meade KY RB
VRDN, 4.05%, 08/01/61 (Put 01/31/24)(a)	7,705	7,705,000
VRDN, 4.21%, 08/01/61 (Put 01/31/24)(a)	21,700	21,700,000
Kentucky Public Energy Authority RB
4.00%, 12/01/49 (Put 03/01/25)	4,000	3,993,306

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky (continued)
5.00%, 08/01/28	$490	$510,002
Series A, VRDN, 4.00%, 04/01/48 (Call 03/15/24)(a)	3,930	3,930,776
Kentucky State Property & Building Commission RB
5.00%, 11/01/24	300	303,865
5.00%, 11/01/25	375	387,058
Tender Option Bond Trust Receipts/Certificates RB,
1.93%, 12/01/41 (Put 12/01/27) (AGM)(a)(c)	500	500,000
		39,030,007
Louisiana — 4.9%
Lake Charles Harbor & Terminal District RB, 1.00%, 12/01/51 (Put 12/01/24)(a)	4,325	4,231,067
Parish of St James LA RB, Series B1, 4.08%, 11/01/40 (Put 01/31/24)(a)	26,500	26,500,000
		30,731,067
Maryland — 0.4%
Washington Suburban Sanitary Commission RB, 3.15%, 06/01/24 (Put 01/31/24) (GTD)(a)	2,600	2,600,000

Massachusetts — 0.6%
City of Somerville MA GOL, 5.00%, 05/30/24	3,000	3,015,819
Massachusetts Housing Finance Agency RB, Series A, 0.40%, 06/01/24 (Call 01/19/24)	1,000	989,797
		4,005,616
Minnesota — 2.3%
City of Minneapolis MN RB, 4.45%, 12/01/40 (Put 02/01/24)(a)	9,450	9,450,000
City of Rochester MN RB, 4.71%, 05/01/61 (Put 01/31/24)(a)	4,800	4,800,000
		14,250,000
Missouri — 0.3%
RBC Municipal Products Inc. Trust RB, 4.60%, 09/01/39 (Put 01/05/24)(a)(c)	2,000	2,000,000

Nebraska — 0.6%
County of Douglas NE RB, 5.08%, 07/01/35
(Put 09/01/26), (SIFMA Municipal Swap Index)(a)(b)	3,435	3,395,125

New Jersey — 8.7%
Borough of Tinton Falls NJ GO, 5.00%, 04/25/24	2,300	2,307,561
Borough of Waldwick NJ GO, 5.00%, 10/10/24	1,114	1,124,166
City of Clifton NJ GO, 5.00%, 05/23/24	2,000	2,009,184
City of South Amboy NJ GO, 5.00%, 06/28/24	1,090	1,094,950
Hudson County Improvement Authority RB, 5.00%, 07/24/24 (GTD)	1,785	1,798,727
New Jersey Economic Development Authority RB
5.00%, 03/01/24	2,850	2,853,646
5.25%, 09/01/24 (c)	7,600	7,668,093
Series B, 5.00%, 11/01/24	1,010	1,023,011
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,460	1,477,751
New Jersey Higher Education Student Assistance
Authority RB, 5.00%, 12/01/24	500	505,243
New Jersey Sports & Exposition Authority RB, 5.00%, 09/01/24	3,165	3,188,780
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/24	1,150	1,157,208
Series A, 5.00%, 06/15/24	1,575	1,584,742
Series A, 5.00%, 12/15/24	1,000	1,014,973
Township of Cranford NJ GO, 5.00%, 06/20/24	1,940	1,949,079
Township of Cranford NJ GOL, 5.00%, 08/22/24	1,940	1,954,537
Township of Little Falls NJ GO, 5.00%, 12/13/24	1,530	1,548,735
Township of Montville NJ GO, 5.00%, 11/06/24	1,300	1,316,128
Security	Par (000)	Value

New Jersey (continued)
Township of Ocean NJ/Ocean County GO, 5.00%, 05/30/24	$1,428	$1,433,092
Township of Plainsboro NJ GO, 5.00%, 07/25/24	10,080	10,139,766
Township of Toms River NJ GO, 5.00%, 07/26/24	3,900	3,930,596
Township of Voorhees NJ GO, 5.00%, 09/25/24	1,000	1,010,790
Township of Winslow NJ GO, 5.00%, 03/29/24	2,375	2,379,993
		54,470,751
New Mexico — 0.2%
New Mexico Mortgage Finance Authority RB, 5.00%, 02/01/42 (Put 09/01/25) (HUD SECT 8)(a)	970	987,867

New York — 4.3%
Albany Industrial Development Agency RB, 4.66%, 07/01/32 (Put 02/01/24)(a)	700	700,000
Catskill Central School District GO, 5.00%, 06/28/24 (SAW)	1,915	1,925,510
City of New York NY GO, 3.20%, 08/01/34(a)	800	800,000
Monroe County Industrial Development Corp RB, 5.00%, 07/01/28 (Put 07/01/27)	4,000	4,198,608
Mount Pleasant Central School District GO, 5.00%, 06/28/24 (SAW)	1,760	1,769,681
New York City Housing Development Corp. RB, 0.45%, 11/01/25 (FHA)	1,560	1,476,723
Town of New Paltz NY GOL, 5.00%, 10/04/24	3,237	3,271,686
Triborough Bridge & Tunnel Authority RB, 4.61%, 04/01/26 (Call 10/01/25), (1-day SOFR + 0.650%)(a)(b)	11,000	11,000,000
Village of Ossining NY GOL, 5.00%, 09/20/24	1,873	1,896,687
		27,038,895
North Carolina — 2.4%
North Carolina Capital Facilities Finance Agency RB, Series A, 3.75%, 07/01/34 (Put 03/01/24)(a)	15,000	15,000,000

Ohio — 1.0%
Ohio Higher Educational Facility Commission RB, Series B, 4.78%, 12/01/42 (Put 12/01/25),
(SIFMA Municipal Swap Index)(a)(b)	6,500	6,388,145

Oregon — 0.5%
State of Oregon Housing & Community Services
Department RB, 4.91%, 07/01/37 (Put 03/04/24)(a)	2,965	2,965,000

Pennsylvania — 10.6%
Allegheny County Hospital Development Authority RB, 5.13%, 11/15/26, (SIFMA Municipal Swap Index)(a)(b)	1,000	998,883
Ephrata Area School District GO, 3.00%, 03/01/24	1,000	999,872
Lincoln Nebraska Electric, 3.80%, 03/05/24	8,000	8,000,926
Pennsylvania Economic Development Financing
Authority RB
4.00%, 04/01/34 (Put 04/15/24)	3,000	3,000,000
4.00%, 04/01/49 (Put 07/15/24)	2,130	2,128,588
VRDN, 4.90%, 12/01/37 (Put 01/31/24)(a)(b)	19,970	19,970,000
VRDN, 4.90%, 12/01/38 (Put 01/31/24)(a)	23,000	23,000,000
VRDN, 4.95%, 06/01/41 (Put 06/03/24), (SIFMA Municipal Swap Index)(a)(b)	7,000	6,984,018
Pennsylvania Housing Finance Agency RB, 5.00%, 10/01/25	500	516,446
Philadelphia Gas Works Co. RB, 5.00%, 10/01/24	1,000	1,010,594
		66,609,327
South Carolina — 1.1%
South Carolina Jobs-Economic Development Authority RB, 4.57%, 03/01/63 (Put 01/31/24)(a)	6,000	6,000,000

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Tender Option Bond Trust Receipts/Certificates RB, 2.02%, 12/01/55 (Put 06/01/32) (BAM-TCRS)(a)(c)	$1,000	$1,000,000
		7,000,000
Tennessee — 5.4%
Tender Option Bond Trust Receipts/Certificates RB, 3.25%, 09/01/36 (Put 03/04/24)(a)(c)	4,360	4,360,000
Tennergy Corp./TN RB
5.00%, 02/01/50 (Put 10/01/24)	4,465	4,497,268
5.25%, 12/01/24	575	577,078
5.25%, 12/01/25	575	580,724
Tennessee Energy Acquisition Corp. RB
5.00%, 05/01/53 (Put 02/01/28)	5,000	5,187,927
5.25%, 09/01/24	8,985	9,036,006
5.25%, 09/01/26	3,355	3,430,448
5.63%, 09/01/26	5,925	6,031,656
		33,701,107
Texas — 9.5%
Bexar County Housing Finance Corp. RB, 4.45%, 12/15/25 (Put 02/15/24)(a)	1,905	1,905,000
City of Houston TX Combined Utility System Revenue RB, 4.77%, 05/15/34 (Put 01/31/24)(a)	1,700	1,700,000
Fort Bend Independent School District
3.73%, 02/21/24	10,000	10,000,448
3.85%, 02/21/24	3,240	3,240,401
Harris County Cultural Education Facilities Finance Corp. RB, 3.75%, 10/01/45 (Put 01/05/24)(a)	5,000	5,000,000
Mission Economic Development Corp. RB, 4.50%, 05/01/46 (Put 03/01/24)	10,000	9,985,468
Port of Arthur Navigation District Industrial Development Corp. RB, 4.62%, 06/01/41 (Put 02/01/24)(a)	3,000	3,000,000
State of Texas GO
VRDN, 3.82%, 12/01/46 (Put 02/01/24)(a)	3,205	3,205,000
VRDN, 3.90%, 12/01/43 (Put 01/05/24)(a)	8,735	8,735,000
Series A, VRDN, 3.90%, 06/01/45 (Put 01/31/24)(a)	5,085	5,085,000
Texas Municipal Gas Acquisition & Supply Corp. III RB
5.00%, 12/15/25	4,690	4,775,264
5.00%, 12/15/26	1,850	1,899,636
Texas Municipal Gas Acquisition & Supply Corp. IV RB,
5.25%, 01/01/25	970	979,883
		59,511,100
Security	Par (000)	Value

Washington — 0.1%
Washington Health Care Facilities Authority RB, 5.00%, 08/01/49 (Put 02/01/25)(a)	$800	$811,913

Wisconsin — 3.5%
State of Wisconsin GO, 4.97%, 05/01/25 (Call 11/01/24), (SIFMA Municipal Swap Index)(a)(b)	19,990	19,871,912
Wisconsin Health & Educational Facilities Authority RB, 4.73%, 08/15/54 (Put 01/01/26),
(SIFMA Municipal Swap Index)(a)(b)	2,000	1,994,817
		21,866,729

Total Municipal Debt Obligations — 99.2%
(Cost $620,616,686)		621,421,221

	Shares

Money Market Funds

BlackRock Liquidity Funds: MuniCash, 4.09%(d)(e)	64,253	64,259

Total Money Market Funds — 0.0%
(Cost: $64,259)		64,259

Total Investments — 99.2%
(Cost: $620,680,945)		621,485,480

Other Assets Less Liabilities — 0.8%		4,845,224

Net Assets — 100.0%		$626,330,704

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$91,129	$—	$(26,870	)(a)	$—	$—	$64,259	64,253	$5,077	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$621,421,221	$—	$621,421,221
Short-Term Securities
Money Market Funds	64,259	—	—	64,259
	$64,259	$621,421,221	$—	$621,485,480

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	RB	Revenue Bond
AMBAC	Ambac Assurance Corp.	SAW	State Aid Withholding
FHA	Federal Housing Administration	SIFMA	Securities Industry and Financial Markets Associations
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GOL	General Obligation Limited	ST	Special Tax
GTD	Guaranteed
PR	Prerefunded

4